Summary of Significant Accounting Policies	9 Months Ended
Jul. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
4.	Summary of Significant Accounting Policies

The accounting policies followed are as set forth in Note 1 of the Notes to Financial Statements in the Company’s 2010 Annual Report on Form 10-K. The Company has not experienced any material change in its critical accounting policies since November 1, 2010. The Company’s discussion and analysis of its financial condition and results of operations are based upon its consolidated financial statements, which have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of these financial statements requires the Company to make estimates and judgments regarding uncertainties that affect the reported amounts of assets, liabilities, revenues and expenses. On an ongoing basis, the Company evaluates its estimates, which are based upon historical experience and on other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions. The Company considers the following accounting policies to be most critical in their potential effect on its financial position or results of operations.

Earnings Per Share

Basic earnings per share is based on the weighted average number of shares outstanding for a period.  Diluted earnings per share is based upon the weighted average number of shares and potentially dilutive common shares outstanding.  Potential common shares outstanding principally include convertible notes payable and stock options under our stock plan.  Since the Company has incurred losses, the effect of any common stock equivalent would be anti-dilutive.

Stock Based Compensation

Stock-based compensation costs for stock options issued to employees is measured at the grant date, based on the fair value of the award using the Black Scholes Option Pricing Model, and is recognized as an expense over the employee’s requisite service period (generally the vesting period of the equity grant).

No stock-based compensation was recognized during the nine months ended July 31, 2011.

In May 1999, the Company adopted the Micro Imaging Technology, Inc. 1999 stock option plan (the “Plan”), for officers, directors, employees, consultants, and advisors of the Company. The Plan provides two types of options: (i) Incentive Stock Options and (ii) Non-Qualified Stock Options. The Plan authorizes the granting of options up to 1,000,000 shares of common stock. The exercise price per share on options granted may not be less than the fair market value per share of the Company’s common stock at the date of grant. The exercise price per share of Incentive Stock Options granted to anyone who owns more than ten percent (10%) of the voting power of all classes of the Company’s common stock must be a minimum of one hundred ten percent (110%) of the fair market value per share at the date of grant. The options exercise price may be paid in cash or its equivalent including cashless exercises as determined and approved by the plan administrator.  The term of each Incentive Stock Option granted is fixed by the plan administrator and shall not exceed ten (10) years, except that for those who own ten percent (10%) of the voting power of the Company the term of the option may be no more than five (5) years. Non-qualified Stock Options may not be granted for more than ten (10) years. The vesting periods for both Incentive Stock Options and Non-Qualified Stock Options are determined by the administrator at or after the date of grant.  As of the fiscal year ended October 31, 2008, all of the options available for issuance under the Plan have been granted.

In September 2007, the Company’s subsidiary adopted the Micro Imaging Technology 2007 Stock Option Plan authorizing the granting of options up to 3,000,000 shares of common stock.  This plan is otherwise identical to the above 1999 stock option plan of its parent company in eligibility requirements, types of options and other terms and conditions.  There have been no options granted under this plan to date.

The Company adopted the Micro Imaging Technology 2008 Employee Benefit Plan (the “Benefit Plan”) effective December 3, 2007.  Under the Benefit Plan, the Company can grant up to three (3) million shares of common stock or options to purchase common stock to eligible employees, directors, officers, consultants or advisors.  Eligibility and terms of each grant is determined by the Board of Directors.  Between September 2007 and March 2008, all three (3) million shares of common stock authorized under the Benefit Plan were issued to Michael Brennan (1,750,000 shares) and Victor Hollander (1,250,000 shares) for services rendered.

In May 2008, the Company adopted the Micro Imaging Technology 2008 Employee Incentive Stock Plan (“Stock Plan”) effective May 2, 2008.  Similar to the above-referenced Benefit Plan, the Stock Plan permits the Company to grant up to three (3) million shares of common stock or options or purchase common stock to eligible employees, directors, officers, consultants or advisors.  Between May 2008 and November 2009, 2,634,472 shares of common stock were issued under the Stock Plan to various individuals, including officers and directors, in exchange for cancellation of loans and interest as well as fees and expenses due to consultants and corporate counsel of the Company.

The Company adopted the 2009 Employee Benefit Plan in October 2008.  Under the Benefit Plan, the Company can grant up to four (4) million shares of common stock or options to purchase common stock to eligible employees, directors, officers, consultants or advisors.  Eligibility and terms of each grant is determined by the Board of Directors.  The Company granted 2,250,000 options under the Benefit Plan during the fiscal year ended October 31, 2008.  In May 2009, the Company granted 500,000 shares, valued at $28,088, under the Benefit Plan to Michael Brennan.  In November 2009, the Company issued 1,300,000 shares valued at $49,018 to legal firms rendering services to the Company for accrued fees.

On January 7, 2010, the Board of Directors authorized the formation of the 2010 Employee Benefit Plan which is authorized to grant up to twelve (12) million shares of common stock or options to purchase common stock to eligible employees, directors, officers, consultants or advisors.  Eligibility is determined by the Board of Directors.  During the fiscal year ended October 31, 2010, the Company issued all of the twelve (12) million shares of common stock under the Benefit Plan to consultants for services rendered in the aggregate sum of $523,000.

On February 16, 2011 the Board of Directors authorized the formation of the 2011 Employee Benefit Plan which is authorized to grant up to Fifteen (15) million shares of common stock or options to purchase common stock to eligible employees, directors, officers, consultants or advisors.  Eligibility is determined by the Board of Directors.  During the nine month period ended July 31, 2011, the Company issued thirteen million five hundred thousand (13,500,000) shares of common stock under the Benefit Plan to consultants for services rendered in the aggregate sum of $99,000.

The following table summarizes information about options granted under the Company’s equity compensation plans through July 31, 2011 and otherwise to employees, directors and consultants of the Company. Generally, options vest on an annual pro rata basis over various periods of time and are exercisable, upon proper notice, in whole or in part at any time upon vesting. Typically, in the case of an employee, vested options terminate when an employee leaves the Company. The options granted have contractual lives ranging from three to ten years.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at October 31, 2010	5,900,000	$0.10	1.9	$—
Granted	—	—
Exercised	—	—
Expired	(250,000)	0.14
Canceled	—	—
Outstanding at July 31, 2011	5,650,000	$0.10	1.3	$—

Summary information about the Company’s options outstanding at July 31, 2011 is set forth in the table below.  Options outstanding at July 31, 2011 expire between August 2011 and January 2016.

Range of Exercise Prices	Options Outstanding July 31, 2010	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Options Exercisable July 31, 2010	Weighted Average Exercise Price
$ 0.02 - $0.15	4,900,000	1.3	$0.07	4,900,000	$0.07
$ 0.24 - $0.30	750,000	1.1	$0.29	750,000	$0.29
TOTAL:	5,650,000			5,650,000

As of July 31, 20111, all outstanding options had fully vested and there was no estimated unrecognized compensation from unvested stock options.

The following table summarizes the information relating to warrants granted to non-employees as of October 31, 2010 and changes during the nine months ended July 31, 2011

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at October 31, 2010	5,500,000	$0.02	1.8	$—
Granted	—	—
Exercised	—	—
Expired	—	—
Canceled	—	—
Outstanding at July 31, 2011	5,500,000	$0.02	1.0	$—

Summary information about the Company’s warrants outstanding at July 31, 2011 is set forth in the table below.  Warrants outstanding at July 31, 2011 expire between September 2011 and October 2012.

New Accounting Pronouncements

The following accounting standards updates were recently issued and have not yet been adopted by us.  These standards are currently under review to determine their impact on our consolidated financial position, results of operations, or cash flows.

In April 2011, FASB issued Accounting Standard Update (ASU) 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The update provides additional guidance to creditors on evaluating whether a modification or restructuring of a receivable is a troubled debt restructuring (TDR) and clarifies the existing guidance on whether (1) the creditor has granted a concession and (2) whether the debtor is experiencing financial difficulties, which are the two criteria used to determine whether a modification or restructuring is a TDR. This guidance is effective for interim or annual periods beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption. Management is currently assessing the impact of this guidance on the Company’s financial position and results of operations.

In April 2011, the FASB issued ASU 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The update removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. This guidance is effective prospectively for transactions, or modifications of existing transactions, that occur on or after the first interim or annual period beginning on or after December 15, 2011. Management is currently assessing the impact of this guidance on the Company’s financial position and results of operations.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between US GAAP and International Financial Reporting Standards. While many of the amendments to US GAAP are not expected to have a significant effect on practice, the new guidance changes some fair value measurement principles and disclosure requirements. This guidance is effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. Management is currently assessing the impact of this guidance on the Company’s financial position and results of operations.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (ASU 2011-05), which removes the option of presenting comprehensive income in the Consolidated Statements of Changes in Stockholder’s Equity. ASU 2011-05 provides entities with an option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income (OCI) either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Under either method, entities must display adjustments for items that are reclassified from OCI to net income in both net income and OCI. This guidance does not change the items that must be reported in OCI or when an item of OCI must be reclassified to net income. This guidance, related only to disclosures, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted.